Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

Hydro One has recorded the following regulatory assets and liabilities:

December 31 (millions of dollars)	2016	2015
Regulatory assets:
Deferred income tax regulatory asset	1,587	1,445
Pension benefit regulatory asset	900	952
Post-retirement and post-employment benefits	243	240
Environmental	204	207
Retail settlement variance account	145	110
Debt premium	32	—
Share-based compensation	31	10
Distribution system code exemption	10	10
2015-2017 rate rider	7	20
B2M LP start-up costs	5	8
Pension cost variance	4	37
Other	14	12

Total regulatory assets	3,182	3,051
Less: current portion	37	36

	3,145	3,015

Regulatory liabilities:
Green Energy expenditure variance	69	76
External revenue variance	64	87
CDM deferral variance	54	53
Deferred income tax regulatory liability	4	23
Other	18	16

Total regulatory liabilities	209	255
Less: current portion	—	19

	209	236